BALANCE SHEETS	Mar. 31, 2024 USD ($)
ASSETS
Cash	$ 0
Total assets	0
LIABILITIES AND EQUITY
Total liabilities	0
Stockholder equity:
Common stock	10,000
Stock subscription receivable	(10,000)
Total stockholder equity	0
Total liabilities and stockholder equity	0
Previously Reported
Stockholder equity:
Common stock	10
Stock subscription receivable	$ (10)